Nature of Business and Organization	6 Months Ended
Sep. 30, 2025
Nature of Business and Organization [Abstract]
NATURE OF BUSINESS AND ORGANIZATION

Note 1 — NATURE OF BUSINESS AND ORGANIZATION

Rectitude Holdings Ltd (the “Company” or “Rectitude”) was incorporated as an exempted limited liability company under the laws of the Cayman Islands on June 1, 2023. The Company, through its wholly-owned subsidiaries (collectively, the “Group”), primarily engages wholesale and supply of safety products in Singapore. The Company is principally engaged in investment holding. As at the date of this report, subsidiaries of the Company include the following entities:

Entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
Rectitude Pte. Ltd. (“RPL”)	December 26, 1997	Singapore	100%	Wholesale of safety products
Alturan Supplies Pte. Ltd. (“ALS”)	September 15, 2009	Singapore	100%	Supply of safety products
P.T.H. Pte. Ltd. (“PTH”)	November 3, 2008	Singapore	100%	Supply of safety products

On June 21, 2024, the Company completed its initial public offering. In this offering, the Company issued 2,000,000 ordinary shares at a price of US$4.00 per share. The Company received gross proceeds in the amount of US$8.0 million before deducting any underwriting discounts or expenses. The Ordinary Shares began trading on June 21, 2024 on the Nasdaq Capital Market under the ticker symbol “RECT”.